UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-00547

DWS Technology Fund
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
345 Park Avenue
New York, NY  10154-0004
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190

Date of fiscal year end:  10/31

Date of reporting period: 7/31/10

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2010 (Unaudited)

DWS Technology Fund

	Shares	Value ($)
Common Stocks 98.8%
Consumer Discretionary 2.4%
Hotels Restaurants & Leisure 0.3%
Ctrip.com International Ltd. (ADR)*	42,000	1,690,920
Internet & Catalog Retail 1.9%
Amazon.com, Inc.* (a)	68,100	8,028,309
Priceline.com, Inc.* (a)	17,000	3,814,800

		11,843,109
Media 0.2%
ReachLocal, Inc.* (a)	100,000	1,389,000
Information Technology 96.4%
Communications Equipment 16.4%
Acme Packet, Inc.* (a)	73,124	2,066,484
Aviat Networks, Inc.*	20,171	81,491
Cisco Systems, Inc.*	1,392,789	32,131,642
Comverse Technology, Inc.*	790,284	5,927,130
F5 Networks, Inc.* (a)	80,300	7,052,749
Juniper Networks, Inc.* (a)	272,500	7,570,050
Motorola, Inc.*	529,400	3,965,206
Polycom, Inc.* (a)	212,100	6,295,128
QUALCOMM, Inc. (a)	726,654	27,670,985
Research In Motion Ltd.*	119,300	6,863,329
Sonus Networks, Inc.* (a)	1,000,100	2,880,288

		102,504,482
Computers & Peripherals 23.1%
Apple, Inc.*	274,300	70,563,675
EMC Corp.* (a)	517,200	10,235,388
Hewlett-Packard Co.	848,700	39,074,148
Isilon Systems, Inc.* (a)	715,212	12,544,818
QLogic Corp.* (a)	175,000	2,786,000
SanDisk Corp.*	154,300	6,742,910
Xyratex Ltd.* (a)	193,300	2,510,967

		144,457,906
Electronic Equipment, Instruments & Components 1.0%
Corning, Inc.	360,400	6,530,448
Internet Software & Services 12.5%
Akamai Technologies, Inc.* (a)	59,500	2,282,420
Digital River, Inc.* (a)	153,900	4,046,031
eBay, Inc.*	166,310	3,477,542
Equinix, Inc.* (a)	46,200	4,320,162
Google, Inc. "A"*	88,400	42,860,740
LogMeIn, Inc.* (a)	215,503	6,141,836
Open Text Corp.* (a)	60,000	2,370,000
QuinStreet, Inc.* (a)	258,786	3,118,371
Tencent Holdings Ltd.	165,000	3,177,856
VistaPrint NV* (a)	26,700	882,435
Yahoo!, Inc.* (a)	406,200	5,638,056

		78,315,449
IT Services 7.2%
Accenture PLC "A" (a)	87,300	3,460,572
Amdocs Ltd.* (a)	129,200	3,531,036
Cognizant Technology Solutions Corp. "A"* (a)	235,200	12,832,512
Fiserv, Inc.* (a)	93,200	4,669,320
International Business Machines Corp.	120,000	15,408,000
MasterCard, Inc. "A" (a)	9,400	1,974,376
Visa, Inc. "A" (a)	43,100	3,161,385

		45,037,201
Semiconductors & Semiconductor Equipment 16.3%
Aixtron AG (a)	81,900	2,448,875
Altera Corp. (a)	105,000	2,910,600
Applied Materials, Inc.	203,100	2,396,580
ASML Holding NV (NY Registered Shares) (a)	122,300	3,936,837
Atheros Communications*	19,600	518,224
Avago Technologies Ltd.* (a)	147,272	3,204,639
Broadcom Corp. "A" (a)	265,000	9,547,950
Cavium Networks, Inc.* (a)	65,400	1,754,682
FormFactor, Inc.*	89,900	870,232
Integrated Device Technology, Inc.* (a)	672,000	3,904,320
Intel Corp. (a)	1,438,300	29,628,980
KLA-Tencor Corp.	110,200	3,490,034
Marvell Technology Group Ltd.*	135,000	2,014,200
MaxLinear, Inc. "A"* (a)	180,000	2,251,800
Microchip Technology, Inc. (a)	71,600	2,180,220
Micron Technology, Inc.* (a)	325,000	2,366,000
Microsemi Corp.* (a)	124,500	1,987,020
MKS Instruments, Inc.*	85,600	1,836,976
National Semiconductor Corp.	125,000	1,725,000
Netlogic Microsystems, Inc.* (a)	110,200	3,257,512
Novellus Systems, Inc.* (a)	150,000	4,006,500
NVIDIA Corp.* (a)	51,600	474,204
ON Semiconductor Corp.* (a)	120,800	815,400
Texas Instruments, Inc. (a)	459,400	11,342,586
Xilinx, Inc. (a)	115,300	3,219,176

		102,088,547
Software 19.9%
Activision Blizzard, Inc.	336,800	4,001,184
Adobe Systems, Inc.* (a)	197,015	5,658,271
ANSYS, Inc.* (a)	43,300	1,946,335
ArcSight, Inc.* (a)	173,551	4,340,511
Ariba, Inc.* (a)	498,100	7,954,657
BMC Software, Inc.*	173,100	6,158,898
Check Point Software Technologies Ltd.* (a)	94,800	3,225,096
Citrix Systems, Inc.*	40,500	2,228,310
Informatica Corp.* (a)	186,700	5,625,271
McAfee, Inc.*	17,200	569,320
Microsoft Corp.	1,427,000	36,830,870
Oracle Corp.	1,277,900	30,209,556
QLIK Technologies, Inc.*	29,793	428,125
RealD, Inc.* (a)	56,500	960,500
Rovi Corp.* (a)	120,410	5,358,245
Salesforce.com, Inc.* (a)	13,600	1,345,720
Symantec Corp.*	156,400	2,028,508
Taleo Corp. "A"*	101,784	2,503,886
VanceInfo Technologies, Inc. (ADR)* (a)	115,100	2,922,389

		124,295,652

Total Common Stocks (Cost $412,923,955)		618,152,714
Other Investments 1.0%
Adams Capital Management III LP (1.2% limited partnership interest)* (b)	—	2,845,500
Adams Capital Management LP (3.6% limited partnership interest)* (b)	—	274,000
Alloy Ventures 2000 LP (3.0% limited partnership interest)* (b)	—	1,987,000
Asset Management Association 1996 LP (2.5% limited partnership interest)* (b)	—	17,600
Asset Management Association 1998 LP (3.5% limited partnership interest)* (b)	—	423,600
Crosspoint Venture Partners 1993 LP (2.9% limited partnership interest)* (b)	—	57,200
GeoCapital III LP (5.0% limited partnership interest)* (b)	—	7,600
GeoCapital IV LP (2.9% limited partnership interest) (b)	—	520,200
Med Venture Associates II LP (6.1% limited partnership interest)* (b)	—	10,196
Med Venture Associates III LP (2.7% limited partnership interest)* (b)	—	228,720
Sevin Rosen Fund V (2.8% limited partnership interest)* (b)	—	8,400

Total Other Investments (Cost $21,472,014)		6,380,016
Securities Lending Collateral 34.5%
Daily Assets Fund Institutional, 0.33% (c) (d) (Cost $216,039,515)	216,039,515	216,039,515
Cash Equivalents 0.7%
Central Cash Management Fund, 0.25% (c) (Cost $4,607,333)	4,607,333	4,607,333

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $655,042,817) †	135.0	845,179,578
Other Assets and Liabilities, Net	(35.0)	(219,142,235)

Net Assets	100.0	626,037,343

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $659,211,228.  At July 31, 2010, net unrealized appreciation for all securities based on tax cost was $185,968,350.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $217,106,115 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $31,137,765.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at July 31, 2010 amounted to $210,222,478 which is 33.6% of net assets.
(b)
The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities").  Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933.  The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security.  Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell.  This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund.  The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
Adams Capital Management III LP**	October 1997 to April 2008	4,491,717	2,845,500	0.46
Adams Capital Management LP**	August 2000 to November 2000	1,863,749	274,000	0.04
Alloy Ventures 2000 LP**	April 2000 to August 2007	4,719,304	1,987,000	0.32
Asset Management Association 1996 LP**	June 1996 to July 2000	1,059,321	17,600	0.00
Asset Management Association 1998 LP**	December 1998 to November 2001	2,816,280	423,600	0.07
Crosspoint Venture Partners 1993 LP**	April 1993 to November 1998	132,184	57,200	0.01
GeoCapital III LP**	December 1993 to December 1996	341,737	7,600	0.00
GeoCapital IV LP**	April 1996 to March 2000	1,660,603	520,200	0.08
Med Venture Associates II LP**	May 1996 to January 2002	939,974	10,196	0.00
Med Venture Associates III LP**	September 1998 to May 2006	1,182,929	228,720	0.04
Sevin Rosen Fund V**	April 1996 to June 2001	2,264,216	8,400	0.00
Total Restricted Securities		21,472,014	6,380,016	1.02

**	These securities represent venture capital funds.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2010 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks(e)
Consumer Discretionary	$14,923,029	$—	$—	$14,923,029
Information Technology	597,602,954	5,626,731	—	603,229,685
Other Investments	—	—	6,380,016	6,380,016
Short-Term Investments(e)	220,646,848	—	—	220,646,848
Total	$833,172,831	$5,626,731	$6,380,016	$845,179,578

There have been no significant transfers in and out of Level 1 and Level 2 fair value measurements during the period ended July 31, 2010.
(e)	See Investment Portfolio for additional detailed categorizations.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

Other Investments
Balance as of October 31, 2009	$6,755,611
Realized gains (loss)	—
Change in unrealized appreciation (depreciation)	(313,860)
Amortization premium/discount	—
Net purchases (sales)	(61,735)
Transfers into Level 3	—
Transfers (out) of Level 3	—
Balance as of July 31, 2010	$6,380,016
Net change in unrealized appreciation (depreciation) from investments still held at July 31, 2010	$(313,860)

Transfers between price levels are recognized at the beginning of the reporting period.

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ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Technology Fund

By:	/s/Michael G. Clark Michael G. Clark President

Date:	September 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	September 24, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	September 24, 2010